Goodwill, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill, Net [Abstract]
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating profit (loss)
Goodwill impairment loss		¥ 374,149